Goodwill and Intangible Assets - Summary of Reflects Amortization Expenses (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Amortization Expense	$ 0.0	$ 2.2